Concentrations and Risks (Tables)	6 Months Ended
Sep. 30, 2025
Concentrations and Risks [Abstract]
Schedule of the Customers Accounting of Total Revenue

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the six months ended September 30,
	2025	2025	2024	2024
	$’000%		$’000%
Customer A	*	*	317	30%
Customer B - a related party	*	*	301	29%
Customer C	*	*	199	19%
Customer D	1,000	17%	*	*
Customer E	1,000	17%	*	*
Customer F	1,787	31%	*	*
Customer G	1,044	18%	*	*

*	Less than 10% of total revenue

Schedule of the Customers Accounting of Total Receivables from Customers

Details of the customers accounting for 10% or more of total receivables from customers are as follows:

	As of September 30, 2025		As of March 31, 2025
	$’000%		$’000%
Customer B - a related party	247	4%	42	22%
Customer D	1,000	16%	*	*
Customer E	1,000	16%	*	*
Customer F	1,787	29%	*	*
Customer G	1,044	17%	*	*
Customer H	*	*	99	52%
Customer I	*	*	41	21%

*	Less than 10% of total receivables

Schedule of the Customers Accounting of Total Payables to Customers

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of September 30, 2025		As of March 31, 2025
	$’000	%	$’000	%
Customer J	1,567	24%	1,568	31%
Customer K	1,404	22%	1,404	28%
Customer L	657	10%	655	13%

Schedule of Suppliers Accounting of Total Virtual Asset

Details of the suppliers accounting for 10% or more of total virtual asset service costs are as follows:

	As of September 30, 2025		As of March 31, 2025
	$’000%		$’000%
Supplier A	1,733	35%	-	-
Supplier B	1,002	20%	-	-
Supplier C	970	20%	-	-
Supplier D	960	20%	-	-
	As of September 30, 2025		As of March 31, 2025
	$’000%		$’000%
Supplier A	1,733	35%	-	-
Supplier B	1,002	20%	-	-
Supplier C	970	20%	-	-
Supplier D	960	20%	-	-